CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue		$ 1,149,670	$ 943,747	$ 724,743
Costs and expenses
Cost of revenue	[1],[2]	1,054,217	865,788	658,638
General and administrative expenses		89,887	77,048	44,033
Total costs and expenses		1,144,104	942,836	702,671
Income (Loss) from operations		5,566	911	22,072
Other income (expense)
Interest expense		(3,417)	(1,419)	(1,116)
Interest income		151	127	32
Other income, net		289	736	180
Income before income taxes		2,589	355	21,168
Income tax expense (benefit)		0	460	(783)
Net income (loss) before noncontrolling interest		2,589	(105)	21,951
Net income (loss) attributable to Legacy AON Shareholders prior to the reverse recapitalization		2,589	(105)	21,951
Net loss attributable to Class A Common Stockholders		$ 0	$ 0	$ 0
Earnings (loss) per Class A Common Stock:
Earnings (loss) per unit, basic (in usd per share)		$ 0	$ 0	$ 0
Earnings (loss) per unit, diluted (in usd per share)		$ 0	$ 0	$ 0
Other comprehensive loss:
Unrealized losses on marketable securities		$ (117)	$ 0	$ 0
Other comprehensive gain (loss)		(117)	0	0
Comprehensive income (loss)		2,472	(105)	21,951
Patient Service Revenue, Net [Member]
Revenue
Revenue		1,137,932	938,242	714,678
HHS Grant Income [Member]
Revenue
Revenue		0	0	6,841
Other Revenue [Member]
Revenue
Revenue		$ 11,738	$ 5,505	$ 3,224
Class A Units [Member]
Earnings (loss) per Class A Common Stock:
Earnings (loss) per unit, basic (in usd per share)		$ 0	$ 0	$ 0
Earnings (loss) per unit, diluted (in usd per share)		$ 0	$ 0	$ 0
Weighted average Class A Common Stock outstanding:
Weighted average shares for basic loss per share (in shares)		0	0	0
Diluted weighted average common units outstanding (in shares)		0	0	0

[1]	Includes related party inventory expense of $922,148, $718,675, and $567,782 for the years ended December 31, 2022, 2021, and 2020, respectively
[2]	Includes related party rent expense of $2,643, $2,319, and $6,845 for the years ended December 31, 2022, 2021 and 2020, respectively